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                                                        ------------------------
                                                        OMB Number: 3235-0570

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                                                        hours per response: 5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number 811-01597
                                   ---------------------------------------------

                           Christian Stewardship Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


5847 San Felipe, Houston TX                                 77057
--------------------------------------------------------------------------------
      (Address of principal executive offices)           (Zip code)


InCap Service Company, Willow Grove PA 19090
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 800 262-6631
                                                    ----------------------------

Date of fiscal year end: 04/30/2003
                         ------------------

Date of reporting period: 04/30/2003
                          ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s.s. 3507.

csf  Christian Stewardship Funds
     ---------------------------
     CONFORMING MARKET INDEXES TO CHRISTIAN VALUES               April 30, 2003



-------------------------                              -------------------------
Visit us online at                                          Annual Report
www.christianfunds.com                                 -------------------------
-------------------------

Large Cap Equity Index Fund


                              csf  Christian Stewardship Funds
                                   ---------------------------
                                   CONFORMING MARKET INDEXES TO CHRISTIAN VALUES


For more
complete
information
about the CSF
Funds, including
charges and
expenses,
contact the
Distributor at the
address below
to receive a
prospectus.                   Capstone Asset Planning Company
Please read it                5847 San Felipe, Suite 4100
carefully before       [LOGO] Houston, Texas 77057
you invest or                 1-800-262-6631
send money.                   info@capstonefinancial.com

Dear Shareholder:

We are pleased to present the annual report for Capstone Christian Values Fund for the year ended April 30, 2003.

EQUITY COMMENTARY
As of now no one seems to know Saddam's whereabouts. He may be alive and hiding, or he and his staff may be dead. If the latter, we may never know... While more difficulties undoubtedly lie ahead, the "worst of all worlds" cases envisioned such a short time ago seem to have been avoided for now. A favorable outcome in Iraq has had two key results. First, as uncertainty has lifted, equity prices have risen. Second, as oil supplies became more certain, oil prices have fallen. As shown in Chart 1, both of these events have taken place. While the S&P 500 fell 3.15% for the quarter ended March, 2003, from its mid March low, the S&P 500 index has rallied about 10% which places it in positive territory for the year. Oil prices on the other hand have fallen from the mid March high of $37.64 to $27.60 currently, a drop of 27%.

                                    Chart 1
                         Oil and Stock Price Movements

                                [GRAPHIC OMITTED]

Our sense is that once Iraq is seen as being more or less pacified, reduction of the uncertainty premium should allow equity prices to rise further.

It is the decline in oil prices that should provide the most significant boost to economic activity. In the short-term oil demand is not highly sensitive to price. Rising prices act as a form of tax on businesses and consumers alike. The U.S. consumes about 20 million barrels (840 million gallons) of petroleum per day. If oil prices fall by 27% or $10 per barrel, consumers of oil enjoy a price reduction amounting to $73 billion on an annual basis. The recent supplemental spending bill requested by the President for war costs was $75 billion.

One of the central aims for post-war Iraq should be to bring Iraqi production back up to pre-war levels and expand its productive base. Before the current conflict, Iraq was producing 2.8 million barrels per day (bpd). Before the first Gulf War, Iraq produced 3.5 million bpd. As it stands, Iraqi production has been falling at the rate of 700,000 bpd per year. The reason for this decline is the lack of reinvestment by the regime in its oil resources and poor reservoir management. A recent study by the Council of Foreign Relations and the Baker Institute at Rice University indicates that $5 billion and 18 months would be required to bring Iraqi production back to 3.5 million bpd.

Development of Iraq's existing oil reserves will require a large investment and more time, but will also hold large rewards. With proven reserves of 112 billion barrels, Iraq is second only to Saudi Arabia's 262 billion barrels. Iraq's reserves remain largely undeveloped. Of 526 known potential oil bearing geologic structures in Iraq, only 125 have actually been drilled. The country contains only 1,500 producing oil wells. In Texas, by contrast, there are 1 million producing wells. Iraq's development will be a source of downward pressure on oil prices, and upward pressure on economic activity.

There is another positive which is more difficult to measure. That is the increase in political capital the President will enjoy with the successful prosecution of the Iraq War. Domestically, this improves the likelihood of many of his economic proposals being approved.

With matters in Iraq proceeding well, investor attention is very likely to turn to the first quarter earnings season. While the number of earnings warnings is lower this year than last, we would not be surprised to see the number of negative announcements increase owing to the volatile news background of the quarter. What will be of greater interest is managements' statements regarding current conditions. As we have said before, the fundamentals of monetary and fiscal policy are in place to spur economic growth once the fog of war begins to lift.

The equity markets' action during April in contrast to the last quarter provides some indication of where the opportunities may lie. Table I below shows S&P sector performance during the first quarter, Table II below shows sector performance during the first days of April. Not surprisingly, there has been gravitation toward those areas that are more economically sensitive. Our belief is that economically sensitive companies will benefit as the economy continues to recover. Business investment is overdue for a rebound. With the geopolitical uncertainties beginning to wane, we would expect this important area to recover more rapidly.

-------------------------------------     --------------------------------------
              TABLE I                                 TABLE II
      GICS SECTOR PERFORMANCE                  GICS SECTOR PERFORMANCE
(BASED ON THE S&P 500 GICS INDEXES)        (BASED ON THE S&P 500 GICS INDEXES)
             QTR 1 2003                            EARLY APRIL 2003
Health Care                      0.9%     Information Technology            5.6%
Energy                           0.0%     Financials                        4.3%
Information Technology          -0.5%     Industrials                       4.2%
Consumer Discretionary          -1.6%     Consumer Discretionary            4.0%
Utilities                       -4.3%     Telecommunications Services       3.3%
Industrials                     -5.5%     Health Care                       2.3%
Financials                      -5.7%     Materials                         2.2%
Consumer Staples                -7.0%     Consumer Staples                  1.0%
Materials                       -7.8%     Utilities                         0.3%
Telecommunications Services    -15.1%     Energy                           -0.2%
-------------------------------------     --------------------------------------

We welcome your comments or your questions about this report or any of the services that we provide. We sincerely appreciate your trust and confidence in us and look forward to continuing our relationship with you for many years to come.

Sincerely,

/s/ Edward L. Jaroski                         /s/ Dan E. Watson

Edward L. Jaroski                             Dan E. Watson
President and Chairman of the Board           Executive Vice President

CHRISTIAN STEWARDSHIP FUNDS
--------------------------------------------------------------------------------

         COMPARISON OF A CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
                          CHRISTIAN STEWARDSHIP FUNDS
          (LARGE CAP EQUITY INDEX FUND AND THE S&P TOTAL RETURN INDEX)

                                                AVERAGE ANNUAL TOTAL RETURN
                                                   AS OF APRIL 30, 2003
                        --------------------------------------------------------------------------------
                        INDIVIDUAL CLASS *        INSTITUTIONAL CLASS **      S&P TOTAL RETURN INDEX ***
--------------------------------------------------------------------------------------------------------
1 YEAR                       (13.28)%                    (13.16)%                      (13.31)%
--------------------------------------------------------------------------------------------------------
INCEPTION TO DATE            (15.63)%                    (13.99)%                      (13.45)%
--------------------------------------------------------------------------------------------------------
VALUE AT DATE                 $6,542                      $6,404                        $6,526
--------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICATIVE OF FUTURE PERFORMANCE.

              CHRISTIAN STEWARDSHIP                   S&P
           LARGE CAP EQUITY INDEX FUND           TOTAL RETURN
               INSTITUTIONAL CLASS                   INDEX
05/16/00            10,000                          10,000
07/31/00             9,756                           9,780
10/31/00             9,755                           9,797
01/31/01             9,340                           9,391
04/30/01             8,558                           8,615
07/31/01             8,324                           8,378
10/31/01             7,292                           7,357
01/31/02             7,776                           7,875
04/30/02             7,375                           7,527
07/31/02             6,267                           6,399
10/31/02             6,128                           6,246
01/31/03             5,953                           6,062
04/30/03             6,404                           6,526

  * The Christian Stewardship Large Cap Equity Index Fund Individual Class commenced operations on November 1, 2000. Its performance may be greater or less than the Institutional Class illustrated in the graph.

  ** The Christian Stewardship Large Cap Equity Index Fund Institutional Class commenced operations on May 16, 2000.

 *** The above graph depicts the performance of the Christian  Stewardship Large
     Cap Equity Fund versus the S&P 500 Total Return Index. The S&P 500 Total Return Index by Standard & Poor's Corp. is a capitalization weighted index comprised of 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

The Fund's performance assumes the reinvestment of all income and capital gains distributions.

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - April 30, 2003
--------------------------------------------------------------------------------
                                                        SHARES         VALUE
                                                        ------         -----
COMMON STOCK (97.98%)

ADVERTISING (0.19%)
Interpublic Group Cos., Inc.                                390    $      4,446
Omnicom Group                                               120           7,428
                                                                   ------------
                                                                         11,874
                                                                   ------------

AEROSPACE/DEFENSE (1.46%)
Boeing Co.                                                  640          17,459
General Dynamics Corp.                                      130           8,069
Goodrich Corp.                                              110           1,548
Lockheed Martin Corp.                                       340          17,017
Northrop Grumman Corp.                                      129          11,346
Raytheon Co.                                                310           9,278
Rockwell Collins, Inc.                                      230           4,917
United Technologies Corp.                                   340          21,015
                                                                   ------------
                                                                         90,649
                                                                   ------------

AGRICULTURE (0.06%)
Monsanto Co.                                                214           3,724
                                                                   ------------

AIRLINES (0.24%)
AMR Corp. *                                                 190             853
Delta Air Lines, Inc.                                       110           1,407
Southwest Airlines Co.                                      795          12,688
                                                                   ------------
                                                                         14,948
                                                                   ------------

APPAREL (0.37%)
Jones Apparel Group, Inc. *                                 100           2,852
Liz Claiborne, Inc.                                         100           3,253
Nike, Inc.                                                  200          10,706
Reebok International Ltd. *                                  50           1,553
VF Corp.                                                    110           4,327
                                                                   ------------
                                                                         22,691
                                                                   ------------

APPLIANCES (0.03%)
Maytag Corp.                                                 40             833
Whirlpool Corp.                                              20           1,070
                                                                   ------------
                                                                          1,903
                                                                   ------------

AUTO PARTS & EQUIPMENT (0.23%)
Cooper Tire & Rubber Co.                                     80           1,126
Dana Corp.                                                  150           1,393
Delphi Corp.                                                640           5,376
Goodyear Tire & Rubber Co.                                  190           1,087

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - April 30, 2003
--------------------------------------------------------------------------------
                                                        SHARES         VALUE
                                                        ------         -----

Johnson Controls, Inc.                                       50    $      4,112
Visteon Corp.                                               154           1,080
                                                                   ------------
                                                                         14,174
                                                                   ------------

AUTOMOBILE MANUFACTURERS (0.58%)
Ford Motor Co.                                            1,700          17,510
General Motors Corp.                                        370          13,338
Navistar International Corp. *                               20             558
Paccar, Inc.                                                 75           4,381
                                                                   ------------
                                                                         35,787
                                                                   ------------

BANKS (8.43%)
AmSouth Bancorp                                             410           8,631
Bank of America Corp.                                     1,110          82,195
Bank of New York Co., Inc.                                  570          15,076
Bank One Corp.                                              910          32,805
BB&T Corp.                                                  430          14,018
Charter One Financial, Inc.                                 258           7,495
Comerica, Inc.                                              110           4,786
Fifth Third Bancorp                                         433          21,343
First Tennessee National Corp.                              110           4,818
FleetBoston Financial Corp.                                 813          21,561
Golden West Financial Corp.                                 140          10,559
Huntington Bancshares, Inc.                                 286           5,566
Keycorp                                                     530          12,778
Marshall & Ilsley Corp.                                     240           7,061
Mellon Financial Corp.                                      360           9,522
National City Corp.                                         620          18,576
North Fork Bancorporation, Inc.                             160           5,178
Northern Trust Corp.                                        150           5,265
PNC Financial Services Group, Inc.                          210           9,219
Regions Financial Corp.                                     250           8,428
SouthTrust Corp.                                            380          10,207
State Street Corp.                                          230           8,057
SunTrust Banks, Inc.                                        210          12,016
Synovus Financial Corp.                                     350           6,814
Union Planters Corp.                                        255           7,278
US Bancorp                                                1,603          35,506
Wachovia Corp.                                            1,080          41,267
Washington Mutual, Inc.                                     820          32,390
Wells Fargo & Co.                                         1,290          62,255
Zions Bancorporation                                         50           2,463
                                                                   ------------
                                                                        523,133
                                                                   ------------

BIOTECHNOLOGY (1.21%)
Amgen, Inc. *                                               936          57,386
Biogen, Inc. *                                              100           3,799
Chiron Corp. *                                              150           6,124

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - April 30, 2003
--------------------------------------------------------------------------------
                                                        SHARES         VALUE
                                                        ------         -----

Genzyme Corp. *                                             150    $      6,042
Millipore Corp.                                              40           1,366
                                                                   ------------
                                                                         74,717
                                                                   ------------

BUILDING MATERIALS (.26%)
American Standard Cos., Inc. *                               50           3,559
Masco Corp.                                                 440           9,271
Vulcan Materials Co.                                         90           3,147
                                                                   ------------
                                                                         15,977
                                                                   ------------

CHEMICALS (1.77%)
Air Products & Chemicals, Inc.                              170           7,322
Ashland, Inc.                                                60           1,779
Dow Chemical Co.                                            705          23,011
Du Pont EI de Nemours & Co.                                 790          33,599
Eastman Chemical Co.                                         60           1,832
Ecolab, Inc.                                                110           5,620
Engelhard Corp.                                             140           3,437
Great Lakes Chemical Corp.                                   50           1,228
Hercules, Inc.                                              100           1,015
International Flavors & Fragrances, Inc.                    170           5,403
PPG Industries, Inc.                                        130           6,306
Praxair, Inc.                                               110           6,389
Rohm & Haas Co.                                             170           5,629
Sherwin-Williams Co.                                        150           4,182
Sigma-Aldrich Corp.                                          60           2,989
                                                                   ------------
                                                                        109,741
                                                                   ------------

COMMERCIAL SERVICES (1.22%)
Apollo Group, Inc. *                                        130           7,046
Cendant Corp. *                                             840          11,995
Cintas Corp.                                                120           4,308
Concord EFS, Inc. *                                         420           5,809
Convergys Corp. *                                           200           3,244
Deluxe Corp.                                                 80           3,521
Equifax, Inc.                                               160           3,710
H&R Block, Inc.                                             120           4,634
Hudson Highland Group, Inc.                                   9             133
McKesson Corp.                                              250           6,935
Moody's Corp.                                               120           5,795
Paychex, Inc.                                               305           9,498
Quintiles Transnational Corp. *                             160           2,248
Robert Half International, Inc. *                           200           3,256
RR Donnelley & Sons Co.                                     170           3,427
                                                                   ------------
                                                                         75,559
                                                                   ------------

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - April 30, 2003
--------------------------------------------------------------------------------
                                                        SHARES         VALUE
                                                        ------         -----

COMPUTER HARDWARE (3.92%)
Apple Computer, Inc. *                                      290    $      4,118
Dell Computer Corp. *                                     1,870          54,062
EMC Corp. *                                               1,730          15,726
Gateway, Inc. *                                             430           1,238
Hewlett-Packard Co.                                       2,239          36,496
International Business Machines Corp.                     1,210         102,729
Lexmark International, Inc. *                                80           5,961
NCR Corp. *                                                  50           1,096
Network Appliance, Inc. *                                   280           3,718
Sun Microsystems, Inc. *                                  3,720          12,276
Veritas Software Corp. *                                    278           6,119
                                                                   ------------
                                                                        243,539
                                                                   ------------

COMPUTER SERVICES (0.30%)
Computer Sciences Corp. *                                   120           3,954
Electronic Data Systems Corp.                               380           6,897
Sungard Data Systems, Inc. *                                200           4,300
Unisys Corp. *                                              310           3,224
                                                                   ------------
                                                                         18,375
                                                                   ------------

COMPUTER SOFTWARE (5.36%)
Adobe Systems, Inc.                                         160           5,530
Autodesk, Inc.                                              100           1,556
Automatic Data Processing                                   460          15,470
BMC Software, Inc. *                                        170           2,536
Citrix Systems, Inc. *                                      140           2,654
Computer Associates International, Inc.                     430           6,983
Compuware Corp. *                                           430           1,888
Electronic Arts, Inc. *                                      90           5,334
First Data Corp.                                            560          21,969
Fiserv, Inc. *                                              150           4,416
IMS Health, Inc.                                            270           4,158
Intuit, Inc.                                                130           5,041
Mercury Interactive Corp. *                                  50           1,697
Microsoft Corp. *                                         7,730         197,656
Novell, Inc.                                                330             907
Oracle Corp. *                                            3,960          47,045
Parametric Technology Corp. *                               270             891
Peoplesoft, Inc. *                                          210           3,156
Siebel Systems, Inc. *                                      430           3,728
                                                                   ------------
                                                                        332,615
                                                                   ------------

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - April 30, 2003
--------------------------------------------------------------------------------
                                                        SHARES         VALUE
                                                        ------         -----

CONSUMER PRODUCTS (0.21%)
American Greetings Corp.                                    130    $      1,893
The Clorox Co.                                              220           9,948
Tupperware Corp.                                            110           1,525
                                                                   ------------
                                                                         13,366
                                                                   ------------

CONTAINERS (0.13%)
Ball Corp.                                                   40           2,246
Bemis Co.                                                    20             913
Pactiv Corp. *                                              160           3,283
Sealed Air Corp. *                                           40           1,714
                                                                   ------------
                                                                          8,156
                                                                   ------------

COSMETICS & TOILETRIES (3.01%)
Alberto-Culver Co.                                           90           4,435
Avon Products, Inc.                                         210          12,216
Colgate-Palmolive Co.                                       480          27,442
Gillette Co.                                                920          28,014
Kimberly-Clark Corp.                                        460          22,894
Procter & Gamble Co.                                      1,020          91,647
                                                                   ------------
                                                                        186,648
                                                                   ------------

DISTRIBUTION/WHOLESALE (0.15%)
Genuine Parts Co.                                           190           6,074
WW Grainger, Inc.                                            70           3,230
                                                                   ------------
                                                                          9,304
                                                                   ------------

DIVERSIFIED FINANCIAL SERVICES (7.73%)
American Express Co.                                        980          37,103
Bear Stearns Cos., Inc./The                                  40           2,674
Capital One Financial Corp.                                 150           6,280
Charles Schwab Corp.                                      1,220          10,529
Citigroup, Inc.                                           3,748         147,109
Countrywide Financial Corp. *                                80           5,408
Fannie Mae                                                  720          52,121
Franklin Resources, Inc.                                    170           5,930
Freddie Mac                                                 510          29,529
Goldman Sachs Group, Inc.                                   310          23,529
Household International, Inc.                               340           9,968
Janus Capital Group, Inc.                                   230           3,197
JP Morgan Chase & Co.                                     1,474          43,262
Lehman Brothers Holdings, Inc.                              140           8,816
MBNA Corp.                                                1,020          19,278
Merrill Lynch & Co., Inc.                                   590          24,219
Morgan Stanley                                              750          33,562
Providian Financial Corp.                                   400           2,948

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - April 30, 2003
--------------------------------------------------------------------------------
                                                        SHARES         VALUE
                                                        ------         -----

SLM Corp.                                                   110    $     12,320
T Rowe Price Group, Inc.                                     60           1,831
                                                                   ------------
                                                                        479,613
                                                                   ------------

DIVERSIFIED MACHINERY (0.47%)
Caterpillar, Inc.                                           250          13,150
Deere & Co.                                                 180           7,925
Dover Corp.                                                 140           4,024
Rockwell Automation, Inc.                                   170           3,876
                                                                   ------------
                                                                         28,975
                                                                   ------------

DIVERSIFIED MANUFACTURING (5.33%)
3M Co.                                                      290          36,552
Cooper Industries Ltd.                                       60           2,226
Crane Co.                                                    60           1,172
Danaher Corp.                                               100           6,898
Eaton Corp.                                                  30           2,462
General Electric Co.                                      7,320         215,574
Honeywell International, Inc.                               610          14,396
Illinois Tool Works, Inc.                                   220          14,076
Ingersoll-Rand Co.                                          110           4,849
ITT Industries, Inc.                                         70           4,081
Pall Corp.                                                  120           2,534
Textron, Inc.                                               100           2,949
Tyco International Ltd.                                   1,466          22,870
                                                                   ------------
                                                                        330,639
                                                                   ------------

E-COMMERCE/SERVICES (0.33%)
eBay, Inc. *                                                220          20,409
                                                                   ------------

ELECTRIC PRODUCTS (0.32%)
Emerson Electric Co.                                        320          16,224
Molex, Inc.                                                 160           3,734
                                                                   ------------
                                                                         19,958
                                                                   ------------

ELECTRONIC COMPONENT (0.24%)
American Power Conversion *                                 150           2,337
Jabil Circuit, Inc. *                                       140           2,618
Power-One, Inc. *                                            70             409
Sanmina-SCI Corp. *                                         660           3,168
Solectron Corp. *                                           850           2,711
Symbol Technologies, Inc.                                   240           2,623
Thomas & Betts Corp. *                                       50             790
                                                                   ------------
                                                                         14,656
                                                                   ------------

ENGINEERING & CONSTRUCTION (0.04%)
Fluor Corp.                                                  70           2,420
                                                                   ------------

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - April 30, 2003
--------------------------------------------------------------------------------
                                                        SHARES         VALUE
                                                        ------         -----

FOOD (2.26%)
Albertson's, Inc.                                           400    $      7,944
Archer-Daniels-Midland Co.                                  738           8,177
Campbell Soup Co.                                           460          10,134
General Mills, Inc.                                         370          16,691
Hershey Foods Corp.                                         180          11,745
HJ Heinz Co.                                                430          12,848
Kellogg Co.                                                 430          14,078
Kroger Co. *                                                810          11,583
Safeway, Inc. *                                             370           6,149
Supervalu, Inc.                                             170           2,800
Sysco Corp.                                                 680          19,536
W.M. Wrigley Jr. Co.                                        280          15,879
Winn-Dixie Stores, Inc.                                     200           2,506
                                                                   ------------
                                                                        140,070
                                                                   ------------

FOREST & PAPER PRODUCTS (0.50%)
Boise Cascade Corp.                                          20             459
Georgia-Pacific Corp.                                       165           2,548
International Paper Co.                                     350          12,512
Louisiana-Pacific Corp.                                     100             808
MeadWestvaco Corp.                                          157           3,704
Plum Creek Timber Co., Inc.                                 170           3,954
Temple-Inland, Inc.                                          10             453
Weyerhaeuser Co.                                            140           6,943
                                                                   ------------
                                                                         31,381
                                                                   ------------

HEALTHCARE PRODUCTS (4.16%)
Bausch & Lomb, Inc.                                          60           2,110
Baxter International, Inc.                                  460          10,580
Becton Dickinson & Co.                                      270           9,558
Biomet, Inc.                                                260           7,920
Boston Scientific Corp. *                                   320          13,776
CR Bard, Inc.                                                80           5,070
Guidant Corp. *                                             240           9,358
Johnson & Johnson                                         2,234         125,908
Medtronic, Inc.                                             950          45,353
St. Jude Medical, Inc. *                                    150           7,869
Stryker Corp.                                               170          11,392
Zimmer Holdings, Inc. *                                     195           9,145
                                                                   ------------
                                                                        258,039
                                                                   ------------

HEALTHCARE SERVICES (0.40%)
Anthem, Inc.                                                140           9,610
Health Management Associates, Inc.                          360           6,142
Manor Care, Inc. *                                          160           3,112
Quest Diagnostics                                           100           5,975
                                                                   ------------
                                                                         24,839
                                                                   ------------

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - April 30, 2003
--------------------------------------------------------------------------------
                                                        SHARES         VALUE
                                                        ------         -----

HOME BUILDERS (0.08%)
Centex Corp.                                                 30    $      1,981
KB Home                                                      20             985
Pulte Homes, Inc.                                            40           2,320
                                                                   ------------
                                                                          5,286
                                                                   ------------

HOME FURNISHINGS (0.21%)
Leggett & Platt, Inc.                                       210           4,336
Newell Rubbermaid, Inc.                                     290           8,839
                                                                   ------------
                                                                         13,175
                                                                   ------------

HOTELS & MOTELS (0.30%)
Hilton Hotels Corp.                                         490           6,527
Marriott International, Inc.                                220           7,900
Starwood Hotels & Resorts Worldwide, Inc.                   160           4,294
                                                                   ------------
                                                                         18,721
                                                                   ------------

INSTRUMENTS & CONTROLS (0.35%)
Agilent Technologies, Inc. *                                314           5,030
Applera Corp. - Applied Biosystems Group                    210           3,681
Parker Hannifin Corp.                                        80           3,254
PerkinElmer, Inc.                                           190           1,885
Tektronix, Inc.                                              80           1,502
Thermo Electron Corp. *                                     210           3,816
Waters Corp. *                                              100           2,401
                                                                   ------------
                                                                         21,569
                                                                   ------------

INSURANCE (5.04%)
ACE Ltd.                                                    200           6,616
Aflac, Inc.                                                 470          15,374
Allstate Corp.                                              580          21,918
AMBAC Financial Group, Inc.                                  70           4,084
American International Group                              1,883         109,120
AON Corp.                                                   250           5,540
Chubb Corp.                                                 110           5,818
Cincinnati Financial Corp.                                  160           5,896
Hartford Financial Services Group, Inc.                     180           7,337
Jefferson-Pilot Corp.                                       155           6,214
John Hancock Financial Services, Inc.                       230           6,675
Lincoln National Corp.                                      150           4,794
Marsh & McLennan Cos., Inc.                                 420          20,026
MBIA, Inc.                                                   90           4,023
Metlife, Inc.                                               610          17,525
MGIC Investment Corp.                                        60           2,728
Principal Financial Group                                   320           9,312
Progressive Corp.                                           160          10,880
Prudential Financial, Inc.                                  480          15,346
Safeco Corp.                                                130           5,006

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - April 30, 2003
--------------------------------------------------------------------------------
                                                        SHARES         VALUE
                                                        ------         -----

St. Paul Cos                                                150    $      5,151
Torchmark Corp.                                             150           5,813
Travelers Property Casualty Corp. *                         429           6,971
UnumProvident Corp.                                         250           2,875
XL Capital Ltd.                                              90           7,407
                                                                   ------------
                                                                        312,449
                                                                   ------------

INTERNET (0.03%)
Monster Worldwide, Inc.                                     130           2,180
                                                                   ------------

LEISURE & RECREATIONAL PRODUCTS (0.27%)
Brunswick Corp.                                             140           3,056
Hasbro, Inc.                                                220           3,520
Mattel, Inc.                                                470          10,218
                                                                   ------------
                                                                         16,794
                                                                   ------------

MEDIA (2.78%)
AOL Time Warner, Inc. *                                   3,285          44,939
Clear Channel Communications, Inc. *                        440          17,208
Comcast Corp. *                                             750          23,933
Comcast Corp. Special*                                      930          27,965
Dow Jones & Co., Inc.                                        50           1,980
Gannett Co., Inc.                                           220          16,658
Knight-Ridder, Inc.                                          70           4,519
McGraw-Hill Cos., Inc.                                      160           9,342
Meredith Corp.                                               60           2,593
New York Times Co.                                          140           6,493
Tribune Co.                                                 247          12,098
Univision Communications, Inc. *                            160           4,845
                                                                   ------------
                                                                        172,573
                                                                   ------------

METAL FABRICATION (0.03%)
Worthington Industries                                      150           2,014
                                                                   ------------

MINING (0.44%)
Alcoa, Inc.                                                 640          14,675
Freeport-McMoRan Copper & Gold, Inc. *                      150           2,596
Newmont Mining Corp.                                        320           8,646
Phelps Dodge Corp. *                                         50           1,559
                                                                   ------------
                                                                         27,476
                                                                   ------------

MOTORCYCLE MANUFACTURER (0.17%)
Harley-Davidson, Inc.                                       240          10,666
                                                                   ------------

OFFICE AUTOMATION & EQUIPMENT (0.29%)
Avery Dennison Corp.                                         80           4,241
Pitney Bowes, Inc.                                          200           7,022
Xerox Corp. *                                               690           6,803
                                                                   ------------
                                                                         18,066
                                                                   ------------

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - April 30, 2003
--------------------------------------------------------------------------------
                                                        SHARES         VALUE
                                                        ------         -----

OIL & GAS (5.50%)
Amerada Hess Corp.                                           30    $      1,354
Anadarko Petroleum Corp.                                    139           6,172
Apache Corp.                                                 92           5,267
Baker Hughes, Inc.                                          250           7,000
BJ Services Co. *                                            70           2,556
Burlington Resources, Inc.                                  120           5,557
ChevronTexaco Corp.                                         789          49,557
ConocoPhillips                                              476          23,943
Devon Energy Corp.                                           80           3,780
EOG Resources, Inc.                                          50           1,869
Exxon Mobil Corp.                                         4,970         174,944
Halliburton Co.                                             350           7,493
Kerr-McGee Corp.                                             20             842
Marathon Oil Corp.                                          300           6,831
Nabors Industries Ltd. *                                     60           2,352
Noble Corp. *                                                50           1,547
Occidental Petroleum Corp.                                  370          11,044
Rowan Cos., Inc.                                             70           1,435
Schlumberger Ltd.                                           400          16,772
Sunoco, Inc.                                                 50           1,860
Transocean, Inc.                                            190           3,619
Unocal Corp.                                                200           5,540
                                                                   ------------
                                                                        341,334
                                                                   ------------

PHARMACEUTICALS (8.71%)
Abbott Laboratories                                       1,190          48,350
Allergan, Inc.                                              110           7,728
AmerisourceBergen Corp.                                      80           4,628
Bristol-Myers Squibb Co.                                  1,500          38,310
Cardinal Health, Inc.                                       335          18,519
Eli Lilly & Co.                                             830          52,971
Forest Laboratories, Inc. *                                 280          14,482
King Pharmaceuticals, Inc. *                                203           2,560
Medimmune, Inc. *                                           180           6,349
Merck & Co., Inc.                                         1,670          97,161
Pfizer, Inc.                                              5,933         182,440
Schering-Plough Corp.                                     1,180          21,358
Watson Pharmaceuticals, Inc. *                               90           2,616
Wyeth                                                       980          42,659
                                                                   ------------
                                                                        540,131
                                                                   ------------

PHOTOGRAPHY EQUIPMENT (0.13%)
Eastman Kodak Co.                                           260           7,777
                                                                   ------------

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - April 30, 2003
--------------------------------------------------------------------------------
                                                        SHARES         VALUE
                                                        ------         -----

PIPELINES (0.26%)
Dynegy, Inc.                                                580    $      2,552
El Paso Corp.                                               482           3,615
Kinder Morgan, Inc.                                         100           4,702
Williams Cos., Inc.                                         750           5,213
                                                                   ------------
                                                                         16,082
                                                                   ------------

REAL ESTATE INVESTMENT TRUSTS (0.34%)
Equity Office Properties Trust                              480          12,466
Equity Residential                                          280           7,255
Simon Property Group, Inc.                                   30           1,102
                                                                   ------------
                                                                         20,823
                                                                   ------------

RETAIL STORES (7.19%)
Autozone, Inc. *                                             70           5,657
Bed Bath & Beyond, Inc. *                                   230           9,087
Best Buy Co., Inc. *                                        220           7,608
Big Lots, Inc. *                                            100           1,252
Circuit City Stores, Inc.                                   220           1,261
Costco Wholesale Corp. *                                    340          11,774
CVS Corp.                                                   330           7,989
Dillard's, Inc.                                              80           1,118
Dollar General Corp.                                        377           5,482
Family Dollar Stores                                        140           4,787
Federated Department Stores *                               130           3,981
Gap, Inc.                                                   730          12,140
Home Depot, Inc.                                          1,690          47,540
JC Penney Co., Inc. Holding Co.                             220           3,753
Kohl's Corp. *                                              230          13,064
Lowe's Cos., Inc.                                           570          25,017
Limited Brands                                              600           8,724
May Department Stores Co.                                   290           6,270
Nordstrom, Inc.                                             130           2,253
Office Depot, Inc. *                                        320           4,051
RadioShack Corp.                                            150           3,557
Sears Roebuck and Co.                                       210           5,951
Staples, Inc. *                                             420           7,997
Target Corp.                                                690          23,074
Tiffany & Co.                                               120           3,329
TJX Cos., Inc.                                              470           9,048
Toys R US, Inc. *                                           270           2,768
Walgreen Co.                                                790          24,379
Wal-Mart Stores, Inc.                                     3,250         183,040
                                                                   ------------
                                                                        445,951
                                                                   ------------

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - April 30, 2003
--------------------------------------------------------------------------------
                                                        SHARES         VALUE
                                                        ------         -----

SEMICONDUCTORS (2.95%)
Advanced Micro Devices, Inc. *                              310    $      2,306
Altera Corp. *                                              270           4,269
Analog Devices, Inc. *                                      220           7,286
Applied Materials, Inc. *                                 1,200          17,520
Applied Micro Circuits Corp. *                              400           1,792
Broadcom Corp. *                                            160           2,862
Intel Corp.                                               4,770          87,768
Kla-Tencor Corp. *                                           80           3,280
Linear Technology Corp.                                     170           5,860
LSI Logic Corp. *                                           450           2,412
Maxim Integrated Products                                   180           7,072
Micron Technology, Inc. *                                   470           3,995
National Semiconductor Corp. *                               90           1,686
Novellus Systems, Inc. *                                     70           1,963
Nvidia Corp. *                                               70             999
PMC - Sierra, Inc. *                                        160           1,320
QLogic Corp. *                                               30           1,320
Teradyne, Inc. *                                            110           1,276
Texas Instruments, Inc.                                   1,230          22,743
Xilinx, Inc. *                                              190           5,143
                                                                   ------------
                                                                        182,872
                                                                   ------------

STEEL PRODUCERS (0.07%)
Allegheny Technologies, Inc.                                140             581
Nucor Corp.                                                  40           1,634
United States Steel Corp.                                   140           2,005
                                                                   ------------
                                                                          4,220
                                                                   ------------

TELECOMMUNICATIONS (6.14%)
ADC Telecommunications, Inc. *                              690           1,648
Alltel Corp.                                                230          10,778
Andrew Corp. *                                               80             614
AT&T Corp.                                                  558           9,514
AT&T Wireless Services, Inc. *                            2,302          14,871
Avaya, Inc. *                                               348           1,357
BellSouth Corp.                                           1,380          35,176
CenturyTel, Inc.                                            100           2,945
CIENA Corp. *                                               420           2,045
Cisco Systems, Inc. *                                     5,290          79,562
Citizens Communications Co. *                               300           3,279
Comverse Technology, Inc. *                                 180           2,353
Corning, Inc. *                                           1,070           5,799
JDS Uniphase Corp. *                                      1,740           5,620
Lucent Technologies, Inc.                                 4,400           7,920
Motorola, Inc.                                            1,890          14,950
Nextel Communications, Inc. *                               720          10,649
Qualcomm, Inc. *                                            550          17,540

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - April 30, 2003
--------------------------------------------------------------------------------
                                                        SHARES         VALUE
                                                        ------         -----

Qwest Communications International                        1,855    $      6,993
SBC Communications, Inc.                                  2,420          56,531
Scientific-Atlanta, Inc.                                    140           2,275
Sprint Corp.-FON Group                                      650           7,482
Sprint Corp.-PCS Group *                                  1,250           4,375
Tellabs, Inc. *                                             430           2,657
Verizon Communications, Inc.                              1,981          74,050
                                                                   ------------
                                                                        380,983
                                                                   ------------

TOOLS (0.08%)
Black & Decker Corp.                                         40           1,650
Snap-On, Inc.                                                60           1,761
Stanley Works                                                60           1,442
                                                                   ------------
                                                                          4,853
                                                                   ------------

TRANSPORTATION (1.61%)
Burlington Northern Santa Fe Corp.                          410          11,546
CSX Corp.                                                   170           5,437
FedEx Corp.                                                 200          11,976
Norfolk Southern Corp.                                      410           8,696
Union Pacific Corp.                                         200          11,904
United Parcel Service, Inc.                                 810          50,317
                                                                   ------------
                                                                         99,876
                                                                   ------------

TRAVEL SERVICES (0.03%)
Sabre Holdings Corp. *                                       80           1,673
                                                                   ------------

TRUCKING & LEASING (0.03%)
Ryder System, Inc.                                           70           1,739
                                                                   ------------

UTILITIES (3.80%)
AES Corp. *                                                 780           4,688
Allegheny Energy, Inc.                                      150           1,245
Ameren Corp.                                                230           9,425
American Electric Power Co., Inc.                           324           8,547
Calpine Corp. *                                             440           2,363
Centerpoint Energy, Inc. *                                  300           2,370
Cinergy Corp.                                               270           9,218
CMS Energy Corp.                                            120             748
Consolidated Edison, Inc.                                   280          10,884
Constellation Energy Group, Inc.                            190           5,563
Dominion Resources, Inc.                                    240          14,203
DTE Energy Co.                                              230           9,274
Duke Energy Corp.                                           680          11,961
Edison International *                                      440           6,420
Entergy Corp.                                               230          10,720
Exelon Corp.                                                300          15,912
FirstEnergy Corp.                                           320          10,794
FPL Group, Inc.                                             170          10,348

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - April 30, 2003
--------------------------------------------------------------------------------
                                                        SHARES         VALUE
                                                        ------         -----

KeySpan Corp.                                               200    $      6,774
Mirant Corp. *                                              520           1,721
Nicor, Inc.                                                  50           1,503
NiSource, Inc.                                              210           3,969
Peoples Energy Corp.                                         30           1,166
PG&E Corp. *                                                440           6,591
Pinnacle West Capital Corp.                                  90           2,990
PPL Corp.                                                   180           6,516
Progress Energy, Inc.                                       230           9,609
Public Service Enterprise Group, Inc.                       210           8,079
Sempra Energy                                               240           6,442
Southern Co.                                                800          23,272
TECO Energy, Inc.                                           110           1,187
TXU Corp.                                                   270           5,378
Xcel Energy, Inc.                                           441           5,962
                                                                   ------------
                                                                        235,842
                                                                   ------------

WASTE DISPOSAL (0.24%)
Allied Waste Industries, Inc. *                             340           2,822
Waste Management, Inc.                                      680          11,729
                                                                   ------------
                                                                         14,551
                                                                   ------------

TOTAL COMMON STOCK (COST $8,407,593)                                  6,077,555
                                                                   ------------

MISCELLANEOUS INVESTMENTS (1.63%)
SPDR Trust Series 1 (Cost $92,939)                        1,100         101,167
                                                                   ------------

                                                      PRINCIPAL
                                                      ---------
REPURCHASE AGREEMENTS (0.57%)
Fifth Third Bank, 0.75%, dated 04/30/03,
due 05/01/03,  repurchase price $35,424
(collateralized by FNCL, 7.50%, due 06/01/25,
market value $36,486) (Cost $35,423)                     35,423          35,423
                                                                   ------------

          TOTAL INVESTMENTS (COST $8,535,955) (100.18%)            $  6,214,145
          LIABILITIES IN EXCESS OF OTHER ASSETS, (-0.18%)               (11,090)
                                                                   ------------
          NET ASSETS (100%)                                        $  6,203,055
                                                                   ============

Cost for federal income tax at April 30, 2003 was $8,619,783 and net unrealized depreciation consisted of:

     Gross unrealized appreciation                                 $    252,766
     Gross unrealized depreciation                                   (2,658,404)
                                                                   ------------
     Net unrealized depreciation                                   $ (2,405,638)
                                                                   ============

* Non-income producing investment

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CHRISTIAN STEWARDSHIP FUNDS
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2003                                       LARGE CAP EQUITY INDEX FUND
--------------------------------------------------------------------------------

ASSETS:
     Investments, at value (identified cost $8,535,955)            $  6,214,145
     Receivables:
        Dividends and interest                                            7,105
        Collateral for securities loaned, at fair value                  20,916
     Prepaid expenses                                                     2,165
                                                                   ------------
                Total assets                                          6,244,331
                                                                   ------------

LIABILITIES:
    Payables:
        Accrued expenses                                                 18,917
        Due to advisor                                                    1,109
        Distribution fees                                                   334
        Payables upon return of securities loaned                        20,916
                                                                   ------------
                Total liabilities                                        41,276
                                                                   ------------

NET ASSETS                                                         $  6,203,055
                                                                   ============

NET ASSETS CONSIST OF:
    Paid-in capital                                                $ 12,713,300
    Accumulated realized loss on investments
               Short-term losses                                        (99,648)
               Long-term losses                                      (4,088,787)
    Net unrealized depreciation on investments                       (2,321,810)
                                                                   ------------


NET ASSETS                                                         $  6,203,055
                                                                   ============

INDIVIDUAL SHARES (NOTE 1):
    Net assets for 42,480 shares outstanding                       $    671,890
    Net asset value and redemption price                           $      15.82

INSTITUTIONAL SHARES (NOTE 1):
    Net assets for 350,767 shares outstanding                      $  5,531,165
    Net asset value and redemption price                           $      15.77

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

CHRISTIAN STEWARDSHIP FUNDS
STATEMENT OF OPERATIONS FOR THE YEAR ENDED APRIL 30, 2003
                                                     LARGE CAP EQUITY INDEX FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Interest                                                       $        538
    Dividends                                                           168,932
    Other income                                                            245
                                                                   ------------
               Total Investment Income                                  169,715
                                                                   ------------
EXPENSES:
    Investment advisory fees (Note 4)                                    13,914
    Administration fee (Note 4)                                           6,957
    Accounting fee                                                       20,473
    Custodian fees                                                       18,623
    Transfer agency fees                                                  9,026
    Distribution fees:
        Individual Class                                                  1,381
        Institutional Class                                               4,361
    Directors' expense                                                    3,002
    Audit fees                                                            8,447
    Legal fees                                                           29,973
    Registration fees                                                    13,405
    Reports to shareholders                                               8,775
    Other                                                                12,093
                                                                   ------------
          Total expenses before waivers                                 150,430

    Net investment income                                                19,285
                                                                   ------------

REALIZED LOSS ON INVESTMENTS:
    Net realized loss on investments                                 (3,738,377)
    Net unrealized appreciation during the period on investments      1,202,106
                                                                   ------------
    Net loss on investments                                          (2,536,271)
                                                                   ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ (2,516,986)
                                                                   ============

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

CHRISTIAN STEWARDSHIP FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
                                                                                       LARGE CAP EQUITY INDEX FUND
------------------------------------------------------------------------------------------------------------------

                                                                                     Year Ended       Year Ended
                                                                                   April 30, 2003   April 30, 2002
                                                                                    ------------     ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment income                                                          $     19,285     $     20,330
     Net realized loss on investments                                                 (3,738,377)        (120,774)
     Net unrealized appreciation (depreciation) during the period on investments       1,202,106       (2,067,050)
                                                                                    ------------     ------------
Net decrease in net assets resulting from operations                                  (2,516,986)      (2,167,494)
                                                                                    ------------     ------------

Distributions to shareholders from:
     Net investment income
              Individual Class                                                              (756)            (179)
              Institutional Class                                                        (22,225)         (20,151)
     Net realized short-term gains
              Individual Class
              Institutional Class
                                                                                    ------------     ------------
Total Distributions                                                                      (22,981)         (20,330)
                                                                                    ------------     ------------

Increase (decrease) in net assets from Fund share transactions (Note 6)               (6,369,326)       5,660,036
                                                                                    ------------     ------------

Increase (decrease) in net assets                                                     (8,909,293)       3,472,212

NET ASSETS:
     Beginning of period                                                              15,112,348       11,640,136
                                                                                    ------------     ------------
     End of period (including undistributed net investment income of
              $0 and $0, respectively)                                              $  6,203,055     $ 15,112,348
                                                                                    ============     ============

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

CHRISTIAN STEWARDSHIP FUNDS
FINANCIAL HIGHLIGHTS                                 LARGE CAP EQUITY INDEX FUND

--------------------------------------------------------------------------------

The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                  For the Year Ended April 30,2003    For the Year Ended April 30,2002
                                                  --------------------------------    --------------------------------
                                                    Individual       Institutional      Individual       Institutional
                                                   ------------      ------------      ------------      ------------
NET ASSET VALUE - BEGINNING OF PERIOD              $      18.27      $      18.20      $      21.33      $      21.32
                                                   ------------      ------------      ------------      ------------
INVESTMENT OPERATIONS:
     Net investment income (loss)                         (0.02)2            0.04             (0.05)2            0.03 2
     Net realized and unrealized gain
        (loss) on investments                             (2.41)            (2.44)            (2.94)            (2.97)
                                                   ------------      ------------      ------------      ------------
               Total from investment operations           (2.43)            (2.40)            (2.99)            (2.94)
                                                   ------------      ------------      ------------      ------------

Distributions:
     From net investment income                           (0.02)            (0.03)            (0.07)            (0.18)
     From net realized capital gain                          --                --                --                --
                                                   ------------      ------------      ------------      ------------
               Total distributions                        (0.02)            (0.03)            (0.07)            (0.18)
                                                   ------------      ------------      ------------      ------------

NET ASSET VALUE - END OF PERIOD                    $      15.82      $      15.77      $      18.27      $      18.20
                                                   ============      ============      ============      ============

TOTAL RETURN                                           (13.28)%          (13.16)%          (14.05)%          (13.82)%

Ratios of expenses to average net assets:
     before fee waivers                                   1.81%             1.61%             1.45%             1.25%
     after fee waivers                                    1.81%             1.61%             1.42%             1.22%
Ratios of net investment income to
  average net assets:
     before fee waivers                                   0.02%             0.22%           (0.08)%             0.12%
     after fee waivers                                    0.02%             0.22%           (0.05)%             0.15%

Portfolio turnover rate                                  17.23%            17.23%            11.90%            11.90%
Net assets, end of period                          $    671,890      $  5,531,165      $    475,259      $ 14,637,089

                                                 For the Period Ended April 30,2001
                                                 ----------------------------------
                                                    Individual**     Institutional***
                                                   ------------      ------------
NET ASSET VALUE - BEGINNING OF PERIOD              $      24.34      $      25.00
                                                   ------------      ------------
INVESTMENT OPERATIONS:
     Net investment income (loss)                          0.03              0.08
     Net realized and unrealized gain
        (loss) on investments                             (3.01)            (3.68)
                                                   ------------      ------------
               Total from investment operations           (2.98)            (3.60)
                                                   ------------      ------------

Distributions:
     From net investment income                           (0.03)            (0.08)
     From net realized capital gain                          --                --
                                                   ------------      ------------
               Total distributions                        (0.03)            (0.08)
                                                   ------------      ------------

NET ASSET VALUE - END OF PERIOD                    $      21.33      $      21.32
                                                   ============      ============

TOTAL RETURN                                           (12.26)%          (14.42)%

Ratios of expenses to average net assets:
     before fee waivers                                   1.21% 1           1.01% 1
     after fee waivers                                    1.06% 1           0.86% 1
Ratios of net investment income to
  average net assets:
     before fee waivers                                 (0.03)% 1           0.17% 1
     after fee waivers                                    0.12% 1           0.32% 1

Portfolio turnover rate                                   44.93%            44.93%
Net assets, end of period                          $    120,336      $ 11,519,800

1    Annualized
2 Based on the average daily number of shares outstanding throughout the period
** The Christian Stewardship Large Cap Equity Index Fund Individual Class commenced operations on November 1, 2000.
*** The Christian Stewardship Large Cap Equity Index Fund Institutional Class commenced operations on May 16, 2000.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
CHRISTIAN STEWARDSHIP FUNDS

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2003
--------------------------------------------------------------------------------

(1)  ORGANIZATION

     The Christian Stewardship Funds ("CSF") are series of Capstone Christian Values Fund, Inc., (the "Company") an open-end diversified management company registered under the Investment Company Act of 1940 (the "1940 Act") originally incorporated in Delaware in 1968 and reorganized as a Maryland series company on May 11, 1992. CSF currently consists of one diversified series: the Large Cap Equity Index Fund (the "FUND).

     The Bond Index Fund Individual Class shares and Institutional Class shares have merged with the Capstone Social Ethics and Religious Values Bond Fund Class A shares and Class C shares, respectively. The merger was approved by the Board of Directors on September 27, 2002 and became effective on September 30, 2002.

     The Company is authorized to issue 15,000,000 shares of capital stock of $0.001 par value. The Fund currently offers two Classes of shares ("Individual Class" and "Institutional Class"). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class bears different distribution expenses. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class. Income, expenses (other than expenses attributable to a specific Class) and realized and unrealized gains or losses on investments are allocated to each Class of shares based on its relative net assets.

(2)  INVESTMENT OBJECTIVES

     As a matter of fundamental investment policy, the Fund seeks to match the performance of a designated index (Benchmark) before expenses. The Adviser and Administrator will select portfolio investments for the Fund using statistical methods designed to produce total returns that will be comparable to the designated benchmark.

     The Fund's objective is to provide capital growth and income. It pursues its objective by attempting to match the price and yield performance, before Fund expenses, of a widely recognized index of large cap equities, which will be specified by the Advisory Committee from time to time.

(3)  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements.

     A.   SECURITY VALUATION

          Portfolio equity securities which are primarily traded on security exchanges are valued at the last sale price on that exchange or, if there is no recent last sale price available, at the last current bid quotation. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. All other equity securities not so traded are valued at the mean between the last reported bid and asked prices prior to the time of valuation.

          Money market securities held by the Fund are valued using the amortized cost method of valuation, which in the opinion of the Board of Directors reflects fair value.

--------------------------------------------------------------------------------
CHRISTIAN STEWARDSHIP FUNDS

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

APRIL 30, 2003
--------------------------------------------------------------------------------

(3)  SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)
     A.   SECURITY VALUATION - (CONTINUED)

          Other debt securities are valued by using market quotations or independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Other securities, including restricted securities, and other assets are valued at fair value as determined in good faith by the Board of Directors.

     B.   FEDERAL INCOME TAXES

          It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner that results in no tax to the Fund. Therefore, no federal income or excise tax provisions are required.

          Net investment income (loss) and net realized gain (loss) may differ for financial statement and income tax purposes primarily due to investments which have a different basis for financial statement and income tax purposes. The character of distributions made during the year from net investment income of net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the fund.

     C.   SECURITY TRANSACTIONS, INCOME AND DISTRIBUTIONS

          Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the specific identification basis. Interest income on debt securities is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to income over their respective lives. Dividends and distributions to shareholders are recorded on the ex-dividend date.

     D.   REPURCHASE AGREEMENTS

          In connection with transactions in repurchase agreements, it is the Fund's policy that the custodian bank take possession of the underlying collateral securities, the fair value of which must be equal to the principal amount of the repurchase agreement including accrued interest throughout the term of the repurchase agreement. If the seller defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

     E.   ORGANIZATION EXPENSES

          The Advisor has agreed to bear all of the costs incurred in connection with the organization and initial registration of the Company's shares.

     F.   USE OF ESTIMATES

          In preparing financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
CHRISTIAN STEWARDSHIP FUNDS

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

APRIL 30, 2003
--------------------------------------------------------------------------------

(3)  SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)
     G.   SECURITIES LENDING TRANSACTIONS

          The Fund receives compensation in the form of fees, or it retains a portion of interest of any cash received as collateral. The Fund also continues to receive interest and dividends on securities loaned. The loans are secured by collateral with cash, U.S. government securities or letters of credit. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

(4)  INVESTMENT ADVISER AND ADMINISTRATOR

     Capstone Asset Management Company ("Capstone") serves as the Fund's adviser and administrator. Pursuant to the terms of the Investment Advisory Agreement, Capstone shall have full discretion to manage the assets of the Fund in accordance with the investment objective. As compensation for its services the Fund pays Capstone, on a monthly basis, an investment advisory fee. The advisory fee for the Fund is calculated at the annual rate of 0.15% on the first $500 million of the Fund's collective average daily net assets. The rate declines to 0.125% on the next $500 million of average daily net assets, and to 0.10% on collective average daily net assets in excess of $1 billion.

     Pursuant to the terms of the Administration Agreement, Capstone will supervise the Fund's daily business affairs, coordinate the activities of persons providing services to the Fund, and furnish office space and equipment to the Fund. As compensation for its services Capstone receives a monthly fee from the Fund calculated at the annual rate of 0.075% of the Fund's average daily net assets.

(5)  DISTRIBUTION PLAN AND OTHER TRANSACTIONS WITH AFFILIATES

     Capstone Asset Planning Company (the "DISTRIBUTOR") serves as the Company's principal underwriter pursuant to a Distribution Agreement. The Distributor is an affiliate of Capstone.

     The Individual and Institutional Class shares of the Fund have adopted a Service and Distribution Plan (the "PLAN") pursuant to Rule 12(b)-1 under the 1940 Act. The Plan provides that the Individual Class and Institutional Class shares will make payments to the Distributor to compensate the Distributor for expenditures incurred by it in connection with the distribution of Individual and Institutional Class shares and for the provision of certain stockholder services including but not limited to the payment of compensation to security dealers and other financial organizations to obtain various distribution related and/or administrative services for the Fund. As compensation for its services the Distributor receives a monthly fee calculated at the annual rate of 0.25% of the average daily net assets of the Individual Class shares and 0.05% of the average daily net assets of the Institutional Class shares.

     For the period ended April 30, 2003, the Distributor received $5,742 for the Large Cap Equity Index Fund.

     Certain officers of the Company are also officers of Capstone and the Distributor.

--------------------------------------------------------------------------------
CHRISTIAN STEWARDSHIP FUNDS

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

APRIL 30, 2003
--------------------------------------------------------------------------------

(6)  SHARES OF CAPITAL STOCK

Transactions in shares of capital stock for the Large Cap Equity Index Fund, for the period from May 1, 2002 to April 30, 2003, were as follows:

                                          INDIVIDUAL                       INSTITUTIONAL
                                    SHARES          DOLLARS           SHARES          DOLLARS
                                 ------------     ------------     ------------     ------------
LARGE CAP EQUITY INDEX FUND
   Sold                                17,991     $    290,721           51,986     $    812,559
   Reinvested                              49              756              696           10,928
   Redeemed                            (1,569)         (24,704)        (506,218)      (7,459,586)
                                 ------------     ------------     ------------     ------------
      Net Increase/(Decrease)          16,471     $    266,773         (453,536)    $ (6,636,099)
                                 ============     ============     ============     ============

Transactions in shares of capital stock for the Large Cap Equity Index Fund, for the year from May 1, 2001 to April 30, 2002, were as follows:

                                           INDIVIDUAL                      INSTITUTIONAL
                                     SHARES         DOLLARS           SHARES          DOLLARS
                                 ------------     ------------     ------------     ------------
LARGE CAP EQUITY INDEX FUND
   Sold                                23,130     $    400,397          293,931     $  5,943,090
   Reinvested                              66            1,262            3,048           58,720
   Redeemed                            (2,829)         (54,649)         (33,092)        (688,784)
                                 ------------     ------------     ------------     ------------
      Net Increase                     20,367     $    347,010          263,887     $  5,313,026
                                 ============     ============     ============     ============

(7)  INVESTMENT TRANSACTIONS

     Purchases  and  sales  of  investment   securities   (excluding  short-term
     securities) by the Fund for the period ended April 30, 2003 were as follows:

                                           PURCHASES         SALES
                                           ---------         -----
     Large Cap Equity Index Fund          $ 1,637,103     $ 8,021,054

(8)  CAPITAL LOSS CARRY FORWARDS

     As of April 30, 2003 the Fund had capital loss carryforwards of $3,149,053 available for federal income tax purposes of which $325,141 expires in 2010 and $2,823,912 expires in 2011.

     The Fund also had realized post-October Losses of $955,554 which have been deferred for federal income tax purposes.

--------------------------------------------------------------------------------
CHRISTIAN STEWARDSHIP FUNDS

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

APRIL 30, 2003
--------------------------------------------------------------------------------

(9)  DISTRIBUTIONS TO SHAREHOLDERS

     As of April 30, 2003, the components of distributable earnings on a tax basis were as follows:

                                                     Large Cap Equity
                                                        Index Fund
                                                       ------------
Cost of investments for tax purposes                   $  8,619,783
Undistributed Ordinary Income:
Undistributed Short-term Capital Gains/(Losses)             (99,648)
Undistributed Long-term Capital Gains/(Losses)           (4,004,959)
Unrealized Appreciation/ (Depreciation)                  (2,405,638)
                                                       ------------
                      Distributable Earnings           $ (6,510,245)
                                                       ============

     The tax compostion of dividends (other than return of capital dividends for the year) was as follows:

                                    Ordinary          Long-term
                                     Income         capital gains
                                   ----------        ----------
Large Cap Equity Index Fund        $   19,375        $       --

(10) SECURITIES LENDING

     As of April 30, 2003, the Large Cap Equity Index Fund, had loaned securities in return for securities and cash collateral, which was invested in various short-term, fixed income securities such as repurchase agreements, commercial paper and government and corporate notes and bonds. The risks to the Fund from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called by the Fund. The value of the securities on loan and the value of the related collateral were as follows:

                                ------------------------------------------------
                                      Securities            Collateral
--------------------------------------------------------------------------------
Large Cap Equity Index Fund            $ 22,981              $ 20,916
--------------------------------------------------------------------------------

(11) RECLASS OF CAPITAL ACCOUNTS

     In accordance with accounting pronouncements, the Fund has recorded a reclassification in the capital accounts. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and realized gains on tax basis which is considered to be more informative to the shareholder. As of April 30, 2003, the Fund recorded the following reclassification to increase (decrease) the accounts listed below:

                                 --------------------------------------------------------------------
                                   Undistributed Net         Accumulated Net
                                   Investment Income       Realized Gain/(Loss)     Paid in Capital
-----------------------------------------------------------------------------------------------------
Large Cap Equity Index Fund             $ 3,695                    --                  $ (3,695)
-----------------------------------------------------------------------------------------------------

DIRECTORS AND OFFICERS

                                                                                                        NUMBER OF
                                                                                                       PORTFOLIOS
                                                       TERM OF                                           IN FUND
                                                      OFFICE AND                                         COMPLEX          OTHER
                                POSITION(S) HELD      LENGTH OF       PRINCIPAL OCCUPATION(S)           OVERSEEN       DIRECTORSHIPS
NAME, ADDRESS AND AGE              WITH FUND         TIME SERVED      DURING PAST 5 YEARS              BY DIRECTOR         HELD
---------------------              ---------         -----------      -------------------              -----------         ----
INTERESTED DIRECTOR

Edward L. Jaroski* **           Director, President   Since 2000      President and Director of            7                None
5847 San Felipe, Suite 4100     & Chairman of the                     Capstone Asset Management;
Houston, TX  77057              Board                                 President and Director of
Age:  56                                                              Capstone Asset Planning
                                                                      Company and Capstone Financial
                                                                      Services, Inc.;
                                                                      Director/Trustee of other
                                                                      Capstone Funds

INDEPENDENT TRUSTEES

John R. Parker                  Director              Since 2000      Self-employed Investor               7                None
541 Shaw Hill                                                         Consultant; Director/Trustee
Stowe, VT  05672                                                      of other Capstone Funds
Age:  57

Bernard J. Vaughan              Director              Since 2000      Retired; Director/Trustee of         7                None
2000 N. Wynnewood Avenue                                              other Capstone Funds
#A-112
Wynnewood, PA  19096
Age:  74

James F. Leary                  Director              Since 2000      Financial Consultant; Managing       7       Director-Prospect
2006 Peakwood Drive                                                   Director of Benefit Capital                  St. High Income
Garland, TX  75044                                                    Southwest; Director/Trustee of               Fund and Prospect
Age:  72                                                              other Capstone Funds                         Income Shares;
                                                                                                                   Director-Mesbic
                                                                                                                   Ventures, Inc.;
                                                                                                                   Director-Associat
                                                                                                                   Materials, Inc.

Leonard B. Melley, Jr. **       Director              2001-Current    CEO/President of Freedom             6                None
230 Becky Branch Road                                                 Stores, Inc.; Director/Trustee
Southern Pines, NC  28387                                             of other Capstone Funds.
Age:  43

EXECUTIVE OFFICERS

Dan E. Watson                   Executive Vice        Since 2000      Executive Vice President/CIO         7                None
5847 San Felipe, Suite 4100     President                             of Capstone Asset Management
Houston, TX  77057                                                    Company; Chairman of the Board
Age 54                                                                and Director of Capstone Asset
                                                                      Planning Company and Capstone
                                                                      Financial Services, Inc.;
                                                                      Officer of other Capstone
                                                                      Funds

Donald R. McFadden              Sr. Vice President    Since 2000      Sr. Vice President of Capstone       7                None
5847 San Felipe, Suite 4100                                           Asset Management Company;
Houston, TX  77057                                                    Officer of other Capstone
Age: 47                                                               Funds


DIRECTORS AND OFFICERS

                                                                                                        NUMBER OF
                                                                                                       PORTFOLIOS
                                                       TERM OF                                           IN FUND
                                                      OFFICE AND                                         COMPLEX          OTHER
                                POSITION(S) HELD      LENGTH OF       PRINCIPAL OCCUPATION(S)           OVERSEEN       DIRECTORSHIPS
NAME, ADDRESS AND AGE              WITH FUND         TIME SERVED      DURING PAST 5 YEARS              BY DIRECTOR         HELD
---------------------              ---------         -----------      -------------------              -----------         ----
John M. Metzinger               Sr. Vice President    Since 2000      Sr. Vice President/Portfolio         7                None
5847 San Felipe, Suite 4100                                           Manager of Capstone Asset
Houston, TX  77057                                                    Management Company; Officer of
Age: 39                                                               other Capstone Funds

Howard S. Potter                Sr. Vice President    Since 2000      Managing Director/Portfolio          7                None
5847 San Felipe, Suite 4100                                           Manager of Capstone Asset
Houston, TX  77057                                                    Management Company; Officer of
Age: 51                                                               other Capstone Funds

John R. Wolf                    Sr. Vice President    Since 2000      Sr. Vice President/Portfolio         7                None
5847 San Felipe, Suite 4100                                           Manager of Capstone Asset
Houston, TX  77057                                                    Management Company; Officer of
Age: 41                                                               other Capstone Funds

Robert A. Karisch               Assistant Vice        Since 2000      Assistant Vice President,            7                None
5847 San Felipe, Suite 4100     President                             Sales of Capstone Asset
Houston, TX  77057                                                    Management Company; Officer of
Age: 37                                                               other Capstone Funds

Linda G. Giuffre                Secretary/Treasurer   Since 2000      Vice President, Compliance of        7                None
5847 San Felipe, Suite 4100                                           Capstone Asset Management
Houston, TX  77057                                                    Company, Capstone Asset
Age 41                                                                Planning and Capstone
                                                                      Financial Services, Inc.;
                                                                      Officer of other Capstone
                                                                      Funds

Terrence P. Smith               Assistant Secretary   Since 2001      Senior Vice President and            7                None
530 Fitzwatertown Road                                                Managing Director of InCap
Willow Grove, PA  19090                                               Group, Inc.; President of
Age: 56                                                               InCap Service Company; Officer
                                                                      of other Capstone Funds

David F. Ganley                 Assistant Secretary   Since 2002      Managing Director of InCap           7                None
630 Fitzwatertown Road                                                Group, Inc.; Chief
Willow Grove, PA  19090                                               Administrative Officer of
Age: 56                                                               InCap Service Company;
                                                                      President and Treasurer of
                                                                      InCap Securities, Inc.;
                                                                      Officer of other Capstone
                                                                      Funds

---------------------
* Mr. Jaroski is an "interested person" of Christian Stewardship Funds, as defined in the Investment Company Act of 1940, because of his positions with the Adviser and the Distributor.

**   These individuals are brothers-in-law.

BRIGGS
BUNTING &
DOUGHERTY, LLP
--------------------------------------------------------------------------------
Certified Public Accountants and Business Advisors


                          INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
CAPSTONE CHRISTIAN VALUES FUND, INC.
HOUSTON, TEXAS

We have audited the accompanying statement of assets and liabilities, including the schedules of investments, of the Capstone Christian Values Fund, Inc., comprising the Christian Stewardship Large Cap Equity Index Fund, as of April 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods from commencement of operations to April 30, 2003. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Capstone Christian Values Fund, Inc., as of April 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods from commencement of operations to April 30, 2003, in conformity with U.S. generally accepted accounting principles.

                                        /s/ BRIGGS, BUNTING & DOUGHERTY, LLP

                                        BRIGGS, BUNTING & DOUGHERTY, LLP

PHILADELPHIA, PENNSYLVANIA
MAY 16, 2003

                                   SIGNATURES
                           [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Christian Stewardship Funds
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Edward L. Jaroski              President
                          ------------------------------------------------------

Date July 16, 2003
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Edward L. Jaroski              President
                          ------------------------------------------------------

Date July 16, 2003
     ---------------------------------------------------------------------------


By (Signature and Title)* /s/ Linda G. Giuffre               Secretary/Treasurer
                          ------------------------------------------------------

Date July 16, 2003
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.